Vessels, Port Terminals and Other Fixed Assets, net	12 Months Ended
Dec. 31, 2017
VESSELS, PORT TERMINALS AND OTHER FIXED ASSETS [Abstract]
VESSELS, PORT TERMINALS AND OTHER FIXED ASSETS, NET

NOTE 6: VESSELS, PORT TERMINALS AND OTHER FIXED ASSETS, NET

Vessels, port terminals and other fixed assets, net consist of the following:

Tanker Vessels, Barges and Pushboats	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2014	$464,968	$(111,139)	$353,829
Additions	6,188	(20,007)	(13,819)
Restructuring of capital lease	(210)	—	(210)

Balance December 31, 2015	$470,946	$(131,146)	$339,800
Additions	738	(18,894)	(18,156)
Transfers	3,696	—	3,696

Balance December 31, 2016	$475,380	$(150,040)	$325,340
Additions	5,531	(17,603)	(12,072)
Disposals	(3,585)	3,585	—
Revaluation of vessels due to termination of capital lease obligation	(5,243)	—	(5,243)

Balance December 31, 2017	$472,083	$(164,058)	$308,025

Dry Port Terminals	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2014	$78,385	$(11,446)	$66,939
Additions	1,266	(2,173)	(907)

Balance December 31, 2015	$79,651	$(13,619)	$66,032
Additions	452	(2,204)	(1,752)

Balance December 31, 2016	$80,103	$(15,823)	$64,280
Additions	4,362	(4,826)	(464)
Transfers from deposits for vessels, port terminals and other fixed assets	137,357	—	137,357

Balance December 31, 2017	$221,822	$ (20,649)	$201,173

Oil Storage Plant and Port Facilities for Liquid Cargoes	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2014	$28,014	$(9,021)	$18,993
Additions	1,021	(1,258)	(237)

Balance December 31, 2015	$29,035	$(10,279)	$18,756
Additions	1,599	(1,289)	310
Transfers	(1,513)	—	(1,513)

Balance December 31, 2016	$29,121	$(11,568)	$17,553
Additions	698	(411)	287

Balance December 31, 2017	$29,819	$ (11,979)	$17,840

Other Fixed Assets	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2014	$5,735	$(1,871)	$3,864
Additions	116	(708)	(592)

Balance December 31, 2015	$5,851	$(2,579)	$3,272
Additions	1,945	(718)	1,227
Transfers	(2,183)	—	(2,183)

Balance December 31, 2016	$5,613	$(3,297)	$2,316
Additions	184	(482)	(298)

Disposals	(75)	28	(47)

Balance December 31, 2017	$5,722	$(3,751)	$1,971

Total	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2014	$577,102	$(133,477)	$443,625
Additions	8,591	(24,146)	(15,555)
Restructuring of capital lease	(210)	—	(210)

Balance December 31, 2015	$585,483	$(157,623)	$427,860
Additions	4,734	(23,105)	(18,371)

Balance December 31, 2016	$590,217	$(180,728)	$409,489
Additions	10,775	(23,322)	(12,547)
Disposals	(3,660)	3,613	(47)
Transfers from deposits for vessels, port terminals and other fixed assets	137,357	—	137,357
Revaluation of vessels due to termination of capital lease obligation	(5,243)	—	(5,243)

Balance December 31, 2017	$729,446	$(200,437)	$529,009

Certain assets of the Company have been pledged as collateral for loan facilities. As of December 31, 2017 and 2016, the net book value of such assets was $93,991 and $650, respectively. See also Note 9.

On September 4, 2017, Navios Logistics has signed an agreement for the construction of covers for dry barges for a total consideration of $1,115. As of December 31, 2017, Navios Logistics had paid $629.

On May 18, 2017, Navios Logistics acquired two product tankers, Ferni H (16,871 DWT) and San San H (16,871 DWT) for $11,239 which were previously leased with an obligation to purchase in 2020. Following the acquisition of the two product tankers, the remaining capital lease obligation was terminated and the carrying value of the tankers was adjusted for the difference between the purchase price and the carrying value. As of December 31, 2016, the obligations for these vessels were accounted for as capital leases and the lease payments during the year ended December 31, 2016 for both vessels were $3,032. See also Note 9.

In February 2017, two self-propelled barges of our fleet, Formosa and San Lorenzo, were sold for a total amount of $1,109, to be paid in cash. Sale price will be received in installments in the form of lease payments through 2023. The barges may be transferred at the lessee’s option at no cost at the end of the lease period.

Future minimum collections of Note receivable as of December 31, 2017, are as follows:

Collections Due by Period	December 31, 2017
December 31, 2018	$347
December 31, 2019	115
December 31, 2020	111
December 31, 2021	167
December 31, 2022	38
December 31, 2023	131
Total future minimum note receivable collections	909
Less: amount representing interest	(91)

Present value of future minimum Note receivable collections (1)	$818

(1)Reflected in the balance sheet as Note receivable current and non-current.

Deposits for vessels, port terminals and other fixed assets

On February 11, 2014, Navios Logistics entered into an agreement, as amended on June 3, 2016, for the construction of three new pushboats with a purchase price of $7,344 for each pushboat. As of December 31, 2017 and December 31, 2016, Navios Logistics had paid $30,708 and $16,156, respectively, for the construction of the new pushboats which were delivered in February 2018. Capitalized interest included in deposits for vessels, port terminals and other fixed assets for the construction of the three new pushboats amounted to $3,384 and $1,934 as of December 31, 2017 and December 31, 2016, respectively.

Navios Logistics has signed a shipbuilding contract for the construction of a river and estuary tanker for a total consideration of $14,854 (€12,400). As of December 31, 2017, Navios Logistics had paid $6,141 (including supervision cost). Capitalized interest included in deposits for vessels, port terminals and other fixed assets for the construction of this tanker amounted to $205 as of December 31, 2017. The vessel is expected to be delivered in the second quarter of 2018. Navios Logistics has secured a credit from the shipbuilder to finance up to 50% of the purchase price, with a maximum amount of $7,427 (€6,200).

During the second quarter of 2017, Navios Logistics substantially completed the expansion of its dry port in Uruguay. As of December 31, 2017, a total of $137,357 had been transferred to “Vessels, port terminals and other fixed assets, net” in the consolidated balance sheets of which capitalized interest amounted to $9,971. As of December 31, 2016, Navios Logistics had paid $120,735, for the expansion of its dry port in Uruguay. Capitalized interest included in deposits for vessels, port terminals and other fixed assets for the expansion of dry port amounted to $6,862 as of December 31, 2016.